OPERATING SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2022
Disclosure of operating segments [abstract]
OPERATING SEGMENT INFORMATION
NOTE 4 - OPERATING SEGMENT INFORMATION
Packaging and Automotive Rolled Products (P&ARP)
P&ARP supplies thin-gauge rolled aluminium products to the packaging market with canstock and closure stock for the beverage and food industry, foil stock for the flexible packaging market and to the automotive market with a number of technically sophisticated applications, such as automotive body sheet and heat exchanger materials. P&ARP operates four facilities in three countries and had approximately 4,100 employees at December 31, 2022.
Aerospace and Transportation (A&T)
A&T supplies thick-gauge rolled aluminium products and very limited volumes of extruded products to the aerospace market, as well as thick-gauge rolled products for transportation, industry and defense end-uses. A&T operates six facilities in three countries and had approximately 3,500 employees at December 31, 2022.
Automotive Structures and Industry (AS&I)
AS&I supplies hard and soft aluminium alloy extruded profiles for a range of high demand industry applications in the automotive, engineering, rail and other transportation end markets, and technologically advanced structural components to the automotive industry. AS&I operates nineteen facilities in ten countries and had approximately 4,500 employees at December 31, 2022.
Holdings & Corporate (H&C)
Holdings & Corporate includes the costs of our corporate support functions and our technology centers.
Intersegment elimination
Intersegment transactions are conducted on an arm’s length basis and reflect market prices.
4.1 Segment Revenue

	Year ended December 31,
	2022			2021			2020
(in millions of Euros)	Segment revenue	Inter-segment elimination	External revenue	Segment revenue	Inter-segment elimination	External revenue	Segment revenue	Inter-segment elimination	External revenue
P&ARP	4,664	(9)	4,655	3,698	(10)	3,688	2,734	(9)	2,725
A&T	1,700	(55)	1,645	1,142	(40)	1,102	1,025	(23)	1,002
AS&I	1,861	(41)	1,820	1,383	(21)	1,362	1,167	(11)	1,156
Total	8,225	(105)	8,120	6,223	(71)	6,152	4,926	(43)	4,883
4.2 Segment Adjusted EBITDA and reconciliation of Adjusted EBITDA to Net Income
Constellium’s chief operating decision-maker measures the profitability and financial performance of its operating segments based on Adjusted EBITDA. Adjusted EBITDA is defined as income / (loss) from continuing operations before income taxes, results from joint ventures, net finance costs, other expenses and depreciation, amortization as adjusted to exclude restructuring costs, impairment charges, unrealized gains or losses on derivatives and on foreign exchange differences on transactions that do not qualify for hedge accounting, metal price lag, share-based compensation expense, effects of certain purchase accounting adjustments, start-up and development costs or acquisition, integration and separation costs, certain incremental costs and other exceptional, unusual or generally non-recurring items.

		Year ended December 31,
(in millions of Euros)	Notes	2022	2021	2020
P&ARP		326	344	291
A&T		217	111	106
AS&I		149	142	88
H&C		(19)	(16)	(20)
Adjusted EBITDA		673	581	465
Metal price lag (A)		(29)	187	(8)
Start-up and development costs (B)		—	—	(5)
Share based compensation costs	30	(18)	(15)	(15)
Gains / (losses) on pension plan amendments (C)	23	47	(32)	(2)
Depreciation and amortization	15, 16	(287)	(267)	(259)
Impairment of assets	15, 16	—	—	(43)
Restructuring costs	8	(1)	(3)	(13)
Unrealized (losses) / gains on derivatives		(46)	35	16
Unrealized exchange (losses) / gains from the remeasurement of monetary assets and liabilities – net	8	(1)	1	1
Losses on disposal	8	(4)	(3)	(4)
Other (D)		—	—	(8)
Income from operations		334	484	125
Finance costs - net	10	(131)	(167)	(159)
Income / (loss) before tax		203	317	(34)
Income tax benefit / (expense)	11	105	(55)	17
Net income / (loss)		308	262	(17)
(A)Metal price lag represents the financial impact of the timing difference between when aluminium prices included within Constellium's Revenue are established and when aluminium purchase prices included in Cost of sales are established. The Group accounts for inventory using a weighted average price basis and this adjustment aims to remove the effect of volatility in LME prices. The calculation of the Group metal price lag adjustment is based on an internal standardized methodology calculated at each of Constellium’s manufacturing sites and is primarily calculated as the average value of product recorded in inventory, which approximates the spot price in the market, less the average value transferred out of inventory, which is the weighted average of the metal element of cost of sales, based on the quantity sold in the year.
(B)Start-up and development costs, for the year ended December 31, 2020, was related to new projects in our AS&I operating segment.
(C)In the year ended December 31, 2022 the group recognized a net gain of €47 million from past service cost as a result from a new 3-year collective bargaining agreement between Constellium Rolled Products Ravenswood and the United Steelworkers Local Union 5668 entered in October 2022. The agreement resulted in changes in OPEB and pension benefits that were accounted for as a plan amendment in the year ended December 31, 2022. (see Note 23.6 Ravenswood plan amendment).
In the year ended December 31, 2021, the group recognized a loss of €31 million from past service cost following an adverse decision of the Fourth Circuit Court in the dispute between Constellium Rolled Products Ravenswood, LLC and the United Steelworkers Local Union 5668 over the transfer of certain participants in the Constellium Rolled Products Ravenswood Retiree Medical and Life Insurance Plan to a third-party health network. (see Note 23.7 Ravenswood OPEB dispute).
(D)Other, for the year ended December 31, 2020, included €2 million of procurement penalties and termination fees incurred because of the Group’s inability to fulfill certain commitments due to the COVID-19 pandemic and a €6 million loss resulting from the discontinuation of hedge accounting for certain forecasted sales that were determined to be no longer expected to occur in light of the COVID-19 pandemic effects.
4.3 Segment capital expenditures

	Year ended December 31,
(in millions of Euros)	2022	2021	2020
P&ARP	(127)	(94)	(73)
A&T	(78)	(70)	(45)
AS&I	(62)	(62)	(61)
H&C	(6)	(6)	(3)
Capital expenditures	(273)	(232)	(182)
4.4 Segment assets

	At December 31,
(in millions of Euros)	2022	2021
P&ARP	2,187	2,108
A&T	1,081	948
AS&I	727	738
H&C	456	451
Segment assets	4,451	4,245
Deferred income tax assets	271	162
Cash and cash equivalents	166	147
Other financial assets	39	70
Assets of disposal group classified as held for sale	14	—
Total Assets	4,941	4,624
4.5 Information about major customers
Revenue in the P&ARP segment from sales to the Group’s largest customer, which we serve through a number of contracts across our sites, was €839 million, €692 million and €492 million for the years ended December 31, 2022, 2021 and 2020, respectively. No other single customer contributed 10% or more to the Group’s revenue for 2022, 2021 and 2020.